UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2003

        Check here if Amendment |_|; Amendment Number: _________________

                        This Amendment (Check only one):

                            |_| is a restatement.
                            |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

      Name:                  Thomas W. Smith
                             ---------------------------------------------------
      Address:               323 Railroad Avenue   Greenwich   CT        06830
                             ---------------------------------------------------
                             (Street)              (City)      (State)   (Zip)

      Form 13F File Number:  028-01909

                  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

         Name:               Thomas W. Smith
         Title:              Investment Manager
         Phone:              203-661-1200

Signature, Place, and Date of Signing:


      /s/ Thomas W. Smith
--------------------------------------------------------------------------------
[Signature]

      Greenwich, CT
--------------------------------------------------------------------------------
[City, State]

      February 17, 2004
--------------------------------------------------------------------------------
[Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings are in this report and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

                                 Report Summary:

      Number of Other Included Managers:        2

      Form 13F Information Table Entry Total:   31

      Form 13F Information Table Value Total:   $1,012,321(thousands)

List of Other Included Managers:

No.       Form 13F File No.:                    Name:
---       ------------------                    -----
01        028-03444                             Thomas N. Tryforos
------    ----------------------------------    --------------------------------
02        028-10290                             Scott J. Vassalluzo
------    ----------------------------------    --------------------------------

------    ----------------------------------    --------------------------------

------    ----------------------------------    --------------------------------

------    ----------------------------------    --------------------------------

                           FORM 13F INFORMATION TABLE

                              TITLE OF                VALUE     SHARES/   SH/   PUT/   INVSTMT    OTHER         VOTING AUTHORITY
    NAME OF ISSUER             CLASS       CUSIP     (x$1000)   PRN AMT   PRN   CALL   DSCRETN   MANAGERS     SOLE    SHARED   NONE
-----------------------       --------   ----------  --------   -------   ---   ----   -------   --------   -------   ------   ----
BROWN & BROWN INC.              COM      115236101     37785    1158700   SH            OTHER     01, 02    1158700
COMMERCE BANCORP, INC.          COM      200519106     11790     223809   SH            SOLE                 223809
COMMERCE BANCORP, INC.          COM      200519106     83930    1593200   SH            OTHER     01, 02    1593200
COPART, INC.                    COM      2172041061    11766     708819   SH            SOLE                 708819
COPART, INC.                    COM      2172041061    56284    3390600   SH            OTHER     01, 02    3390600
CREDIT ACCEPTANCE CORP          COM      225310101      5993     391682   SH            SOLE                 391682
CREDIT ACCEPTANCE CORP          COM      225310101     62370    4076500   SH            OTHER     01, 02    4076500
CORPORATE HIGH YIELD FD III     COM      219925104       157      17850   SH            SOLE                  17850
HEALTH MANAGEMENT ASSOCIATES    COM      421933102      6241     260050   SH            SOLE                 260050
HEALTH MANAGEMENT ASSOCIATES    COM      421933102     20628     859500   SH            OTHER     01, 02     859500
IRON MOUNTAIN, INC.             COM      46284P104     20573     520305   SH            SOLE                 520305
IRON MOUNTAIN, INC.             COM      46284P104    181559    4591770   SH            OTHER     01, 02    4591770
MEMBERWORKS INC.                COM      5860021070     5716     210389   SH            SOLE                 210389
MEMBERWORKS INC.                COM      5860021070    36834    1355700   SH            OTHER     01, 02    1355700
MOBILE MINI, INC.               COM      60740f105       720      36535   SH            SOLE                  36535
MOBILE MINI, INC.               COM      60740f105     14039     711900   SH            OTHER     01, 02     711900
NORTH FORK BANCORPORATION       COM      659424105      3941      97390   SH            SOLE                  97390
NORTH FORK BANCORPORATION       COM      659424105     38997     963600   SH            OTHER     01, 02     963600
ORTHODONTIC CTRS. OF AMER.      COM      68750P103      6521     810089   SH            SOLE                 810089
ORTHODONTIC CTRS. OF AMER.      COM      68750P103     40238    4998500   SH            OTHER     01, 02    4998500
PRE-PAID LEGAL SERVICES. INC.   COM      7400651007     9945     380739   SH            SOLE                 380739
PRE-PAID LEGAL SERVICES. INC.   COM      7400651007    72629    2780600   SH            OTHER     01, 02    2780600
RENT-A-CENTER, INC.             COM      76009N100      5305     176836   SH            SOLE                 176836
RENT-A-CENTER, INC.             COM      76009N100     12105     403500   SH            OTHER     01, 02     403500
SCP POOL CORPORATION            COM      784028102       689      21000   SH            SOLE                  21000
SEI INVESTMENTS                 COM      784117103     26081     855960   SH            SOLE                 855960
SEI INVESTMENTS                 COM      784117103    175355    5755014   SH            OTHER     01, 02    5755014
WHOLE FOOD MARKET, INC.         COM      9668371068       77       1150   SH            SOLE                   1150
WHOLE FOOD MARKET, INC.         COM      9668371068    22992     342500   SH            OTHER     01, 02     342500
WORLD ACCEPTANCE CORP.          COM      981419104      2602     130800   SH            SOLE                 130800
WORLD ACCEPTANCE CORP.          COM      981419104     38459    1933600   SH            OTHER     01, 02    1933600